Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
17)	PROPERTY, PLANT AND EQUIPMENT

Particulars	Land	Building	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Diesel Generator Sets	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2016	794	478	10,691	210	1,297	1,100	4,652	9	14	19,245
Acquisitions through business combinations	—	—	880	126	105	59	19	—	—	1,189
Additions	—	—	3,026	283	600	382	2,071	—	2,701	9,063
Disposals*	—	—	(1,381)	(51)	(232)	(88)	(3,809)	—	—	(5,561)
Effect of movements in foreign exchange rates	18	11	323	12	40	36	29	—	74	543
Balance as at March 31, 2017	812	489	13,539	580	1,810	1,489	2,962	9	2,789	24,479
Balance as at April 1, 2017	812	489	13,539	580	1,810	1,489	2,962	9	2,789	24,479
Additions	—	—	2,198	412	456	344	3,540	—	(2,753)	4,197
Disposals**	(845)	(509)	(341)	(123)	(367)	(441)	(113)	—	—	(2,739)
Effect of movements in foreign exchange rates	33	20	42	2	27	9	(17)	—	14	130
Balance as at March 31, 2018	—	—	15,438	871	1,926	1,401	6,372	9	50	26,067
Accumulated depreciation and impairment loss
Balance as at April 1, 2016	—	142	5,593	102	848	446	1,824	5	—	8,960
Depreciation for the year	—	40	2,187	54	263	241	2,363	1	—	5,149
Disposals*	—	—	(1,365)	(28)	(224)	(27)	(3,483)	—	—	(5,127)
Effect of movements in foreign exchange rates	—	4	136	2	14	14	(7)	—	—	163
Balance as at March 31, 2017	—	186	6,551	130	901	674	697	6	—	9,145
Balance as at April 1, 2017	—	186	6,551	130	901	674	697	6	—	9,145
Depreciation for the period	—	10	2,773	184	361	302	727	—	—	4,357
Disposals**	—	(203)	(252)	(35)	(330)	(241)	(106)	—	—	(1,167)
Effect of movements in foreign exchange rates	—	7	54	(22)	(9)	6	6	—	—	42
Balance as at March 31, 2018	—	—	9,126	257	923	741	1,324	6	—	12,377
Carrying amounts
As at April 1, 2016	794	336	5,098	108	449	654	2,828	4	14	10,285
As at March 31, 2017	812	303	6,988	450	909	815	2,265	3	2,789	15,334
As at April 1, 2017	812	303	6,988	450	909	815	2,265	3	2,789	15,334
As at March 31, 2018	—	—	6,312	614	1,003	660	5,048	3	50	13,690

*	includes assets reclassified to assets held for sale with cost of USD 3,733 and accumulated depreciation of USD 3,443.
**	includes assets reclassified to assets held for sale with cost of USD 1,354 and accumulated depreciation of USD 203.